VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.4%
Communication Services—0.4%
DISH Network Corp. 3.375%, 8/15/26	$ 1,055	$ 726
Liberty Interactive LLC 4.000%, 11/15/29	1,250	559
		1,285

Total Convertible Bonds and Notes (Identified Cost $2,029)		1,285

Corporate Bonds and Notes—96.4%
Communication Services—10.7%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,685	1,506
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	1,320	931
Cable One, Inc. 144A 4.000%, 11/15/30(1)	2,599	2,023
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	3,112	2,809
144A 4.750%, 3/1/30(1)	210	170
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	3,783	3,339
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,643	1,416
DISH DBS Corp. 7.375%, 7/1/28	1,115	751
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	1,698	1,409
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	1,620	1,545
144A 3.750%, 1/15/28(1)	3,340	2,831
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	1,630	1,424
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	2,025	1,722
144A 4.125%, 7/1/30(1)	1,090	886
TEGNA, Inc. 4.625%, 3/15/28	3,165	2,922
Uniti Group LP 144A 4.750%, 4/15/28(1)	1,867	1,475
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,747	1,411
ZoomInfo Technologies LLC 144A 3.875%, 2/1/29(1)	1,717	1,401
		29,971

Consumer Discretionary—18.8%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	1,621	1,459
Allison Transmission, Inc. 144A 5.875%, 6/1/29(1)	435	394
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,039	744
Bath & Body Works, Inc.
6.950%, 3/1/33	963	774
6.750%, 7/1/36	705	581
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,445	1,204
	Par Value	Value

Consumer Discretionary—continued
Carnival Corp. 144A 9.875%, 8/1/27(1)	$ 1,747	$ 1,712
Crocs, Inc. 144A 4.250%, 3/15/29(1)	1,875	1,491
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	1,177	985
144A 5.625%, 1/1/30(1)	1,277	1,092
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	2,776	2,150
Ford Motor Credit Co. LLC 5.125%, 6/16/25	3,395	3,204
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,640	2,363
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	1,402	1,039
Macy’s Retail Holdings LLC 5.125%, 1/15/42	874	539
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,210	1,843
MercadoLibre, Inc. 3.125%, 1/14/31	2,010	1,437
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,256	999
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,950	1,369
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	2,276	1,895
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	3,215	2,592
Patrick Industries, Inc.
144A 7.500%, 10/15/27(1)	1,045	951
144A 4.750%, 5/1/29(1)	1,475	1,099
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	1,118	856
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	1,765	1,661
QVC, Inc.
4.375%, 9/1/28	1,059	718
5.450%, 8/15/34	4,428	2,727
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	1,831	1,428
Royal Caribbean Cruises Ltd.
144A 5.500%, 8/31/26(1)	1,115	853
144A 5.375%, 7/15/27(1)	933	686
Shea Homes LP
144A 4.750%, 2/15/28(1)	1,759	1,431
144A 4.750%, 4/1/29(1)	985	763
Station Casinos LLC 144A 4.500%, 2/15/28(1)	4,896	4,018
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	1,158	870
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,636	1,532
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,010
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,870	1,521
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	955	883
		52,873

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Staples—3.7%
JBS USA LUX S.A. 144A 4.375%, 2/2/52(1)	$ 1,100	$ 737
Pilgrim’s Pride Corp.
144A 5.875%, 9/30/27(1)	2,086	2,029
144A 4.250%, 4/15/31(1)	2,000	1,597
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,312
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,635	2,286
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	3,076	2,511
		10,472

Energy—17.2%
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,986	2,879
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,540	1,448
Callon Petroleum Co. 6.375%, 7/1/26	860	775
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,840	1,762
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	2,057	1,869
Comstock Resources, Inc. 144A 5.875%, 1/15/30(1)	2,003	1,745
Energy Transfer LP
5.000%, 5/15/50	360	281
Series B 6.625%(3)	1,011	738
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	2,615	2,416
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	3,300	3,045
144A 6.000%, 2/1/31(1)	350	303
Laredo Petroleum, Inc. 144A 7.750%, 7/31/29(1)(2)	895	825
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,652	3,500
Nabors Industries, Inc.
144A 9.000%, 2/1/25(1)	2,294	2,283
144A 7.375%, 5/15/27(1)	856	790
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	4,636	4,391
144A 6.500%, 9/30/26(1)	2,260	2,088
Occidental Petroleum Corp.
6.375%, 9/1/28	798	795
7.500%, 5/1/31	305	319
6.450%, 9/15/36	1,738	1,738
6.600%, 3/15/46	710	731
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	2,888	2,385
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	674	595
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,428
144A 7.500%, 7/15/38(1)	1,478	1,256
SM Energy Co.
6.625%, 1/15/27	855	821
6.500%, 7/15/28	1,285	1,221
	Par Value	Value

Energy—continued
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	$ 405	$ 398
Talos Production, Inc. 12.000%, 1/15/26	665	693
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	520	504
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	592	556
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,275	1,110
Welltec International ApS 144A 8.250%, 10/15/26(1)	220	210
Western Midstream Operating LP 4.650%, 7/1/26	2,557	2,391
		48,289

Financials—18.2%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	3,700	2,850
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)(2)	1,225	1,041
CCO Holdings LLC
4.500%, 5/1/32	1,843	1,406
144A 5.000%, 2/1/28(1)	1,255	1,082
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,590	1,389
Charter Communications Operating LLC 6.484%, 10/23/45	1,277	1,125
Cimpress plc 144A 7.000%, 6/15/26(1)	2,025	1,377
Domtar Corp. 144A 6.750%, 10/1/28(1)	1,111	853
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,478	1,413
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	1,846	1,379
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	919	699
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,349	1,089
Icahn Enterprises LP 5.250%, 5/15/27	1,200	1,051
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 5.115%, 12/21/65(1)(4)	1,390	904
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	895	660
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	1,035	779
Macy’s Retail Holdings LLC
144A 5.875%, 4/1/29(1)	1,795	1,441
144A 6.125%, 3/15/32(1)	1,142	874
MGIC Investment Corp. 5.250%, 8/15/28	859	767
Midcap Financial Issuer Trust 144A 5.625%, 1/15/30(1)	1,115	854
MSCI, Inc. 144A 4.000%, 11/15/29(1)	1,259	1,087
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	2,964	2,531
144A 5.500%, 8/15/28(1)	390	306

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
OneMain Finance Corp. 6.875%, 3/15/25	$ 1,565	$ 1,471
Penn Virginia Holdings LLC 144A 9.250%, 8/15/26(1)	1,280	1,203
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	1,880	1,345
Radian Group, Inc.
4.500%, 10/1/24	700	662
6.625%, 3/15/25	1,609	1,568
Rithm Capital Corp. 144A 6.250%, 10/15/25(1)	3,313	2,806
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	2,830	2,321
144A 3.625%, 3/1/29(1)	940	723
144A 3.875%, 3/1/31(1)	1,555	1,127
144A 4.000%, 10/15/33(1)	261	179
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	1,078	1,012
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	1,045	883
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	623	582
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	2,133	1,861
144A 5.500%, 4/15/29(1)	3,688	2,803
Vistra Operations Co. LLC
144A 4.875%, 5/13/24(1)	104	101
144A 5.125%, 5/13/25(1)	2,575	2,493
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,250	964
		51,061

Health Care—6.1%
Centene Corp. 4.250%, 12/15/27	3,180	2,909
DaVita, Inc.
144A 4.625%, 6/1/30(1)	2,983	2,308
144A 3.750%, 2/15/31(1)	2,215	1,578
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	1,780	1,184
Molina Healthcare, Inc.
144A 4.375%, 6/15/28(1)	1,875	1,692
144A 3.875%, 11/15/30(1)	1,950	1,637
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	1,745	1,529
144A 4.375%, 1/15/30(1)	1,801	1,503
Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/25	2,890	2,808
		17,148

Industrials—9.3%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,215	1,269
144A 5.500%, 4/20/26(1)	2,601	2,443
144A 5.750%, 4/20/29(1)	733	640
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1,057	829
Boeing Co. (The) 5.805%, 5/1/50	330	287
	Par Value	Value

Industrials—continued
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	$ 1,301	$ 1,174
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	2,647	2,031
144A 6.375%, 6/15/32(1)	792	704
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	1,725	1,401
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,930	1,688
144A 7.000%, 10/15/28(1)	1,135	972
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	1,090	991
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	2,339	2,289
Roller Bearing Co. of America, Inc. 144A 4.375%, 10/15/29(1)	1,065	898
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,338
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	955	731
Terex Corp. 144A 5.000%, 5/15/29(1)	1,330	1,141
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,439	1,731
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,627
144A 7.500%, 9/15/27(1)	1,945	1,906
		26,090

Information Technology—2.9%
Elastic N.V. 144A 4.125%, 7/15/29(1)	1,793	1,416
Fair Isaac Corp. 144A 5.250%, 5/15/26(1)	784	744
Global Payments, Inc. 4.950%, 8/15/27	2,120	2,020
NCR Corp. 144A 5.125%, 4/15/29(1)	1,402	1,052
Seagate HDD Cayman 5.750%, 12/1/34	999	793
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	995	801
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,623	1,350
		8,176

Materials—4.0%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	620
Avient Corp. 144A 7.125%, 8/1/30(1)	450	415
Ball Corp. 3.125%, 9/15/31	415	313
Freeport-McMoRan, Inc. 5.450%, 3/15/43	352	294
Howmet Aerospace, Inc. 6.750%, 1/15/28	235	234
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	3,180	2,807

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Materials—continued
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	$ 2,950	$ 2,610
Summit Materials LLC 144A 6.500%, 3/15/27(1)	660	632
Sylvamo Corp. 144A 7.000%, 9/1/29(1)	2,015	1,719
TriMas Corp. 144A 4.125%, 4/15/29(1)	1,215	1,026
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	654	636
		11,306

Real Estate—3.8%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	3,162	2,859
144A 4.500%, 4/1/27(1)	3,630	2,976
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,608	2,968
Necessity Retail REIT, Inc.(The) 144A 4.500%, 9/30/28(1)	1,570	1,170
SBA Communications Corp. 3.875%, 2/15/27	838	743
		10,716

Utilities—1.7%
NRG Energy, Inc.
144A 3.750%, 6/15/24(1)	679	653
144A 5.250%, 6/15/29(1)	937	820
PG&E Corp.
5.000%, 7/1/28	1,210	1,040
5.250%, 7/1/30	703	599
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	1,675	1,568
		4,680

Total Corporate Bonds and Notes (Identified Cost $312,047)		270,782

Leveraged Loans—0.6%
Aerospace—0.6%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 8.780%, 6/21/27(4)	1,581	1,585
Total Leveraged Loans (Identified Cost $1,664)		1,585

Total Long-Term Investments—97.4% (Identified Cost $315,740)		273,652

	Shares	Value
Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(5)	4,928,296	$ 4,928
Total Short-Term Investment (Identified Cost $4,928)		4,928

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(5)(6)	1,692,269	1,692
Total Securities Lending Collateral (Identified Cost $1,692)		1,692

TOTAL INVESTMENTS—99.8% (Identified Cost $322,360)		$280,272
Other assets and liabilities, net—0.2%		591
NET ASSETS—100.0%		$280,863

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $219,795 or 78.3% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Netherlands	2
Bermuda	2
France	1
Ireland	1
Luxembourg	1
Cayman Islands	1
Other	2
Total	100%
† % of total investments as of September 30, 2022.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$270,782	$—	$270,782
Leveraged Loans	1,585	—	1,585
Convertible Bonds and Notes	1,285	—	1,285
Money Market Mutual Fund	4,928	4,928	—
Securities Lending Collateral	1,692	1,692	—
Total Investments	$280,272	$6,620	$273,652
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.